Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2019
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Selling and Administrative Expenses
30.	Selling and Administrative Expenses

(a)	Other administrative expenses
Other administrative expenses for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in millions of Won)	2017		2018	2019
Wages and salaries	￦	774,900	813,467	840,599
Expenses related to post-employment benefits		78,654	73,290	88,880
Other employee benefits		159,920	176,240	177,908
Travel		39,790	40,929	42,692
Depreciation		97,261	101,274	131,337
Amortization		146,314	112,418	112,171
Communication		11,740	10,616	11,150
Electricity		7,050	8,309	8,799
Taxes and public dues		72,826	71,973	78,932
Rental		69,976	69,516	39,886
Repairs		9,859	15,291	13,454
Entertainment		11,582	11,816	11,123
Advertising		119,724	106,875	82,574
Research & development		125,795	108,352	110,315
Service fees		193,387	165,938	193,486
Vehicles maintenance		8,211	8,942	7,660
Industry association fee		10,140	9,571	9,609
Conference		14,494	14,510	15,104
Increase to provisions		10,990	14,433	18,071
Others		40,493	51,995	47,536

	￦	2,003,106	1,985,755	2,041,286

(b)	Selling expenses
Selling expenses for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in millions of Won)	2017		2018	2019
Freight and custody(*1)	￦	1,336,969	184,675	180,341
Operating expenses for distribution center		10,503	10,614	9,222
Sales commissions		115,925	79,080	73,941
Sales advertising		3,800	4,821	1,552
Sales promotion		12,414	13,792	9,989
Sample		1,989	2,716	2,287
Sales insurance premium		36,546	37,251	32,632
Contract cost		23,061	16,992	38,081
Others		16,070	19,304	20,273

	￦	1,557,277	369,245	368,318

(*1)
From the year ended December 31, 2018, upon adoption of IFRS No. 15, the Company recognized the freight expenses included in selling expenses incurred for the delivery of transportation services identified as a separate performance obligations in cost of sales.